                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22033
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                              MFS SERIES TRUST XIV
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: August 31*
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                   Date of reporting period: August 31, 2007
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* The MFS Institutional Municipal Money Market Portfolio, a series of the
  Registrant, terminated on August 30, 2007.

ITEM 1.  REPORTS TO STOCKHOLDERS.

A report for the MFS Institutional Municipal Money Market Portfolio is not included because the Portfolio did not have any shareholders at period end. See note above.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               ANNUAL REPORT

MFS(R) INSTITUTIONAL MONEY MARKET PORTFOLIO

LETTER FROM THE CEO                                              1
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PORTFOLIO COMPOSITION                                            2
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PERFORMANCE SUMMARY                                              3
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EXPENSE TABLE                                                    4
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PORTFOLIO OF INVESTMENTS                                         6
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STATEMENT OF ASSETS AND LIABILITIES                              8
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STATEMENT OF OPERATIONS                                          9
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STATEMENT OF CHANGES IN NET ASSETS                              10
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FINANCIAL HIGHLIGHTS                                            11
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NOTES TO FINANCIAL STATEMENTS                                   12
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         16
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TRUSTEES AND OFFICERS                                           17
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   23
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PROXY VOTING POLICIES AND INFORMATION                           26
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QUARTERLY PORTFOLIO DISCLOSURE                                  26
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FEDERAL TAX INFORMATION                                         26
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MFS(R) PRIVACY NOTICE                                           27
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CONTACT INFORMATION                                     BACK COVER
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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
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                                                                        8/31/07
                                                                        IMM-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. But the Dow's upward rise has not been without hiccups. After hitting new records in July 2007, the Dow lost 8% in the following weeks as a crisis swept global credit markets. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short- term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (u)

              Commercial Paper                           81.8%
              Repurchase Agreements                      10.0%
              U.S. Government Agency Obligations          8.2%
              Other Assets Less Liabilities               0.0%

              SHORT TERM CREDIT QUALITY (q)

              Average Credit Quality
              Short-Term Bonds (a)                         A-1
              ------------------------------------------------
              All holdings are rated "A-1"
              ------------------------------------------------

              MATURITY BREAKDOWN (u)

              0-29 days                                  56.1%
              ------------------------------------------------
              30-59 days                                 26.6%
              ------------------------------------------------
              60-89 days                                 11.4%
              ------------------------------------------------
              90-366 days                                 5.9%
              ------------------------------------------------
              Other Assets Less Liabilities (o)           0.0%
              ------------------------------------------------

(a) The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(o) Less than 0.1%.
(q) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"-rating category. Percentages are based on the total market value of investments as of 08/31/07.
(u) For purposes of this presentation, accrued interest, where applicable, is included.

From time to time "Other Assets Less Liabilities" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 08/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 8/31/07

Total returns as well as the current 7-day yield have been provided for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                             Life Total                                Current
       Since            Return (without        Current             7-day yield
     Inception            sales charge)    7-day yield          without waiver

      3/19/07                     2.43%          5.33%                   5.33%

Yields quoted are based on the latest seven days ended as of August 31, 2007, with dividends annualized. The yield quotations more closely reflect the current earnings of the fund than the total return quotations. Shares of the fund can be purchased at net asset value without a sales charge.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
March 19, 2007 through August 31, 2007

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 19, 2007 through August 31, 2007.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                      Expenses
                                        Beginning     Ending         Paid During
                          Annualized     Account      Account         Period (p)
  Share                     Expense       Value       Value            3/19/07-
  Class                      Ratio       3/19/07     8/31/07(i)      8/31/07(i)
--------------------------------------------------------------------------------
         Actual              0.05%      $1,000.00    $1,024.30         $0.23
         -----------------------------------------------------------------------
         Hypothetical(h)     0.05%      $1,000.00    $1,022.38         $0.23

--------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.
(i) For the period from the commencement of the fund's investment operations, March 19, 2007, through the stated period end.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS
8/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Commercial Paper - 81.8% (y)
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES/PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.28%, due 9/07/07 (t)                                                       $ 1,568,000      $  1,566,620
--------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 4.75%, due 9/04/07                                                      $ 9,684,000      $  9,680,168
--------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 9.5%
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.3%, due 9/05/07                                                       $32,473,000      $ 32,453,877
Merrill Lynch & Co., Inc., 5.25%, due 9/14/07                                                       24,426,000        24,379,692
Merrill Lynch & Co., Inc., 5.3%, due 9/18/07                                                        16,465,000        16,423,792
                                                                                                                    ------------
                                                                                                                    $ 73,257,361
--------------------------------------------------------------------------------------------------------------------------------
Business Services - 3.8%
--------------------------------------------------------------------------------------------------------------------------------
Siemens Capital Corp. LLC, 5.27%, due 9/17/07                                                      $10,845,000      $ 10,819,599
Siemens Capital Corp. LLC, 5.25%, due 10/22/07                                                      18,705,000        18,565,882
                                                                                                                    ------------
                                                                                                                    $ 29,385,481
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.3%, due 11/15/07                                                           $ 4,214,000      $  4,167,470
--------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 25.9%
--------------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.18%, due 9/04/07                                                  $ 2,375,000      $  2,373,975
American Express Credit Corp., 5.25%, due 10/19/07                                                  24,534,000        24,362,262
American Express Credit Corp., 5.3%, due 10/26/07                                                    4,000,000         3,967,611
American General Finance Corp., 5.28%, due 11/13/07                                                 33,322,000        32,965,232
Cargill, Inc., 5.4%, due 11/15/07 (t)                                                               33,342,000        32,966,903
Edison Asset Securization LLC, 5.25%, due 10/09/07 (t)                                              20,950,000        20,833,902
General Electric Capital Corp., 5.17%, due 1/23/08 (t)                                              25,670,000        25,139,144
Govco LLC, 5.31%, due 11/07/07 (t)                                                                   1,290,000         1,277,252
Govco LLC, 5.25%, due 10/09/07 (t)                                                                  10,325,000        10,267,782
Govco LLC, 5.245%, due 10/23/07 (t)                                                                 14,292,000        14,183,722
Kitty Hawk Funding Corp., 5.25%, due 9/20/07 (t)                                                    23,780,000        23,714,110
Ranger Funding Co. LLC, 5.25%, due 9/18/07 (t)                                                       6,975,000         6,957,708
                                                                                                                    ------------
                                                                                                                    $199,009,603
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Food & Beverages - 2.2%
--------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.3%, due 9/04/07 (t)                                                  $16,550,000      $ 16,542,690
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.9%
--------------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc., 5.24%, due 9/04/07                                                          $ 8,302,000      $  8,298,375
MetLife, Inc., 5.24%, due 9/17/07 (t)                                                                8,866,000         8,845,352
MetLife, Inc., 5.25%, due 9/25/07 (t)                                                               12,500,000        12,456,250
                                                                                                                    ------------
                                                                                                                    $29,599,977
--------------------------------------------------------------------------------------------------------------------------------
Major Banks - 17.6%
--------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.21%, due 12/06/07                                              $20,751,000      $ 20,462,699
Barclays U.S. Funding Corp., 5.25%, due 10/09/07 - 10/10/07                                         23,080,000        22,949,316
Natexis Banques Populaires, 5.5%, due 10/05/07                                                      41,021,000        40,807,919
Societe Generale North America, Inc., 5.245%, due 9/12/07                                           20,000,000        19,967,947
Wells Fargo & Co., 5.33%, due 9/27/07                                                               30,835,000        30,716,302
                                                                                                                    ------------
                                                                                                                    $134,904,183
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Other Banks & Diversified Financials - 17.3%
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.265%, due 9/20/07                                                       $21,477,000      $ 21,417,321
Citigroup Funding, Inc., 5.3%, due 11/16/07                                                          9,032,000         8,930,942
DEPFA Bank PLC, 5.425%, due 10/19/07 (t)                                                            41,104,000        40,806,681
Dexia Delaware LLC, 5.245%, due 9/18/07                                                             23,000,000        22,943,033
Dexia Delaware LLC, 5.46%, due 10/10/07                                                              8,003,000         7,955,662
UBS Finance Delaware LLC, 5.20% - 5.26%, due 9/04/07                                                22,923,000        22,913,053
UBS Finance Delaware LLC, 5.225%, due 11/09/07                                                       7,870,000         7,791,185
                                                                                                                    ------------
                                                                                                                    $132,757,877
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TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                                 $630,871,430
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations - 8.2% (y)
--------------------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., 4.2%, due 9/04/07                                             $63,461,000      $ 63,438,789
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 10.0%
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.3%, dated 8/31/07, due 9/04/07, total to be received $76,795,197 (secured by various U.S. Treasury and
Federal Agency obligations and Mortgage Backed securities in an
individually traded account), at Cost                                                              $76,750,000      $ 76,750,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                      $771,060,219
--------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.0%                                                                                    (86,635)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                 $770,973,584
--------------------------------------------------------------------------------------------------------------------------------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 8/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
----------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                            $771,060,219
Cash                                                                         404
Interest receivable                                                       11,299
----------------------------------------------------------------------------------------------------
Total assets                                                                            $771,071,922
----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                       $98,338
----------------------------------------------------------------------------------------------------
Net assets                                                                              $770,973,584
----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------
Paid-in capital                                                     $771,021,362
Accumulated net realized gain (loss) on investments                      (47,778)
----------------------------------------------------------------------------------------------------
Net assets                                                                              $770,973,584
----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                771,021,362
----------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $770,973,584/
771,021,362 shares of beneficial interest outstanding)                                         $1.00
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 8/31/07 (c)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Interest income                                                                          $11,477,381
----------------------------------------------------------------------------------------------------
Expenses
  Custodian fee                                                          $55,031
  Auditing fees                                                           21,000
  Legal fees                                                              18,951
  Miscellaneous                                                            5,258
----------------------------------------------------------------------------------------------------
Total expenses                                                                              $100,240
----------------------------------------------------------------------------------------------------
Net investment income                                                                    $11,377,141
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     $(47,778)
----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $11,329,363
----------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the fund's investment operations, March 19, 2007, through the stated period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                           YEAR ENDED
                                                                                           8/31/07(c)

CHANGE IN NET ASSETS

FROM OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                                                                    $11,377,141
Net realized gain (loss) on investments                                                      (47,778)
----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $11,329,363
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income                                                              $(11,377,141)
----------------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS AT NET
ASSET VALUE OF $1.00 PER SHARE
----------------------------------------------------------------------------------------------------
Net proceeds from sale of shares                                                      $4,203,213,065
Net asset value of shares issued to shareholders in reinvestment of distributions         11,349,852
Cost of shares reacquired                                                             (3,443,541,555)
----------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                       $771,021,362
----------------------------------------------------------------------------------------------------
Total change in net assets                                                              $770,973,584
----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
At end of period                                                                        $770,973,584
----------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the fund's investment operations, March 19, 2007, through the stated period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                     YEAR ENDED
                                                                     8/31/07(c)

Net asset value, beginning of period                                   $1.00
-------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------
  Net investment income (d)                                            $0.03
  Net realized and unrealized gain (loss)
  on investments                                                       (0.01)
-------------------------------------------------------------------------------
Total from investment operations                                       $0.02
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------
  From net investment income                                          $(0.02)
-------------------------------------------------------------------------------
Net asset value, end of period                                         $1.00
-------------------------------------------------------------------------------
Total return (%)                                                        2.43(n)
-------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------
Expenses before expense reductions                                      0.05(a)
Expenses after expense reductions                                        N/A
Net investment income                                                   5.29(a)
Net assets at end of period (000 Omitted)                           $770,974
-------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, March 19, 2007, through the stated period end.
(d) Per share data are based on average shares outstanding.
(n) Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Institutional Money Market Portfolio (the Fund) is a series of MFS Series Trust XIV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to investment companies managed by Massachusetts Financial Services Company (MFS).

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2007, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders is as follows:

                                                            8/31/07

          Ordinary income (including any
          short-term capital gains)                     $11,377,141

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 8/31/07

          Cost of investments                          $771,060,219
          ---------------------------------------------------------
          Undistributed ordinary income                   3,469,986
          Capital loss carryforwards                        (47,778)
          Other temporary differences                    (3,469,986)

As of August 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          8/31/15                                          $(47,778)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services.

ADMINISTRATOR - MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. MFS is not paid a fee for providing these services.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $12,323,118,729 and $11,639,347,398, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended August 31, 2007, the fund's commitment fee and interest expense were $374 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust XIV and the Shareholders of
MFS Institutional Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Institutional Money Market Portfolio (one of the portfolios comprising MFS Series Trust XIV) (the "Trust") as of August 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from March 19, 2007 (commencement of operations) to August 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Institutional Money Market Portfolio as of August 31, 2007 and the results of its operations, the changes in its net assets, and its financial highlights for the period from March 19, 2007 (commencement of operations) through August 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 16, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS DURING
                              POSITION(S) HELD     TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH              WITH FUND             SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------         -------------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                February 2004      Massachusetts Financial Services
(born 10/20/63)                                                       Company, Chief Executive Officer,
                                                                      President, Chief Investment
                                                                      Officer and Director

Robert C. Pozen(k)          Trustee                February 2004      Massachusetts Financial Services
(born 8/08/46)                                                        Company, Chairman (since February
                                                                      2004); MIT Sloan School
                                                                      (education), Senior Lecturer
                                                                      (since 2006); Secretary of
                                                                      Economic Affairs, The Commonwealth
                                                                      of Massachusetts (January 2002 to
                                                                      December 2002); Fidelity
                                                                      Investments, Vice Chairman (June
                                                                      2000 to December 2001); Fidelity
                                                                      Management & Research Company
                                                                      (investment adviser), President
                                                                      (March 1997 to July 2001); Bell
                                                                      Canada Enterprises
                                                                      (telecommunications), Director;
                                                                      Medtronic, Inc. (medical
                                                                      technology), Director; Telesat
                                                                      (satellite communications),
                                                                      Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair      February 1992      Private investor; Eastern
(born 5/01/36)              of Trustees                               Enterprises (diversified services
                                                                      company), Chairman, Trustee and
                                                                      Chief Executive Officer (until
                                                                      November 2000)

Robert E. Butler(n)         Trustee                January 2006       Consultant - regulatory and
(born 11/29/41)                                                       compliance matters (since July
                                                                      2002); PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 2002)

Lawrence H. Cohn, M.D.      Trustee                August 1993        Brigham and Women's Hospital,
(born 3/11/37)                                                        Chief of Cardiac Surgery (2005);
                                                                      Harvard Medical School, Professor
                                                                      of Cardiac Surgery; Physician
                                                                      Director of Medical Device
                                                                      Technology for Partners HealthCare

David H. Gunning            Trustee                January 2004       Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                        (mining products and service
                                                                      provider), Vice Chairman/Director
                                                                      (until May 2007); Portman Limited
                                                                      (mining), Director (since 2005);
                                                                      Encinitos Ventures (private
                                                                      investment company), Principal
                                                                      (1997 to April 2001); Lincoln
                                                                      Electric Holdings, Inc. (welding
                                                                      equipment manufacturer), Director

William R. Gutow            Trustee                December 1993      Private investor and real estate
(born 9/27/41)                                                        consultant; Capitol Entertainment
                                                                      Management Company (video
                                                                      franchise), Vice Chairman;
                                                                      Atlantic Coast Tan (tanning
                                                                      salons), Vice Chairman (since
                                                                      2002)

Michael Hegarty             Trustee                December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                       services and insurance), Vice
                                                                      Chairman and Chief Operating
                                                                      Officer (until May 2001); The
                                                                      Equitable Life Assurance Society
                                                                      (insurance), President and Chief
                                                                      Operating Officer (until May 2001)

Lawrence T. Perera          Trustee                July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                        Partner

J. Dale Sherratt            Trustee                August 1993        Insight Resources, Inc.
(born 9/23/38)                                                        (acquisition planning
                                                                      specialists), President; Wellfleet
                                                                      Investments (investor in health
                                                                      care companies), Managing General
                                                                      Partner (since 1993); Cambridge
                                                                      Nutraceuticals (professional
                                                                      nutritional products), Chief
                                                                      Executive Officer (until May 2001)

Laurie J. Thomsen           Trustee                March 2005         New Profit, Inc. (venture
(born 8/05/57)                                                        philanthropy), Partner (since
                                                                      2006); Private investor; Prism
                                                                      Venture Partners (venture
                                                                      capital), Co-founder and General
                                                                      Partner (until June 2004); The
                                                                      Travelers Companies (commercial
                                                                      property liability insurance),
                                                                      Director

Robert W. Uek               Trustee                January 2006       Retired (since 1999);
(born 5/18/41)                                                        PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 1999); Consultant
                                                                      to investment company industry
                                                                      (since 2000); TT International
                                                                      Funds (mutual fund complex),
                                                                      Trustee (2000 until 2005);
                                                                      Hillview Investment Trust II Funds
                                                                      (mutual fund complex), Trustee
                                                                      (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President              November 2005      Massachusetts Financial Services
(born 12/01/58)                                                       Company, Executive Vice President
                                                                      and Chief Regulatory Officer
                                                                      (since March 2004) Chief
                                                                      Compliance Officer (since December
                                                                      2006); Fidelity Management &
                                                                      Research Company, Vice President
                                                                      (prior to March 2004); Fidelity
                                                                      Group of Funds, President and
                                                                      Treasurer (prior to March 2004)

Tracy Atkinson(k)           Treasurer              September 2005     Massachusetts Financial Services
(born 12/30/64)                                                       Company, Senior Vice President
                                                                      (since September 2004);
                                                                      PricewaterhouseCoopers LLP,
                                                                      Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary    July 2005          Massachusetts Financial Services
(born 1/18/74)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since April 2003);
                                                                      Kirkpatrick & Lockhart LLP (law
                                                                      firm), Associate (prior to April
                                                                      2003)

Ethan D. Corey(k)           Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/21/63)             and Assistant Clerk                       Company, Special Counsel (since
                                                                      December 2004); Dechert LLP (law
                                                                      firm), Counsel (prior to December
                                                                      2004)

David L. DiLorenzo(k)       Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 8/10/68)                                                        Company, Vice President (since
                                                                      June 2005); JP Morgan Investor
                                                                      Services, Vice President (prior to
                                                                      June 2005)

Mark D. Fischer(k)          Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 10/27/70)                                                       Company, Vice President (since May
                                                                      2005); JP Morgan Investment
                                                                      Management Company, Vice President
                                                                      (prior to May 2005)

Brian E. Langenfeld(k)      Assistant Secretary    June 2006          Massachusetts Financial Services
(born 3/07/73)              and Assistant Clerk                       Company, Assistant Vice President
                                                                      and Counsel (since May 2006); John
                                                                      Hancock Advisers, LLC, Assistant
                                                                      Vice President and Counsel (May
                                                                      2005 to April 2006); John Hancock
                                                                      Advisers, LLC, Attorney and
                                                                      Assistant Secretary (prior to May
                                                                      2005)

Ellen Moynihan(k)           Assistant Treasurer    April 1997         Massachusetts Financial Services
(born 11/13/57)                                                       Company, Senior Vice President

Susan S. Newton(k)          Assistant Secretary    May 2005           Massachusetts Financial Services
(born 3/07/50)              and Assistant Clerk                       Company, Senior Vice President and
                                                                      Associate General Counsel (since
                                                                      April 2005); John Hancock
                                                                      Advisers, LLC, Senior Vice
                                                                      President, Secretary and Chief
                                                                      Legal Officer (prior to April
                                                                      2005); John Hancock Group of
                                                                      Funds, Senior Vice President,
                                                                      Secretary and Chief Legal Officer
                                                                      (prior to April 2005)

Susan A. Pereira(k)         Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/05/70)             and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since June 2004); Bingham
                                                                      McCutchen LLP (law firm),
                                                                      Associate (prior to June 2004)

Mark N. Polebaum(k)         Secretary and Clerk    January 2006       Massachusetts Financial Services
(born 5/01/52)                                                        Company, Executive Vice President,
                                                                      General Counsel and Secretary
                                                                      (since January 2006); Wilmer
                                                                      Cutler Pickering Hale and Dorr LLP
                                                                      (law firm), Partner (prior to
                                                                      January 2006)

Frank L. Tarantino          Independent Chief      June 2004          Tarantino LLC (provider of
(born 3/07/44)              Compliance Officer                        compliance services), Principal
                                                                      (since June 2004); CRA Business
                                                                      Strategies Group (consulting
                                                                      services), Executive Vice
                                                                      President (April 2003 to June
                                                                      2004); David L. Babson & Co.
                                                                      (investment adviser), Managing
                                                                      Director, Chief Administrative
                                                                      Officer and Director (prior to
                                                                      March 2003)

James O. Yost(k)            Assistant Treasurer    September 1990     Massachusetts Financial Services
(born 6/12/60)                                                        Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                              CUSTODIAN
Massachusetts Financial Services Company        JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741      One Chase Manhattan Plaza
                                                New York, NY 10081

PORTFOLIO MANAGERS                              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Edward O'Dette                                  Deloitte & Touche LLP
Terri Vittozzi                                  200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, initially approve the Fund's investment advisory agreement with MFS. In February 2007, the Board met to consider the initial approval of the Fund's investment advisory agreement (the "initial review meeting"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a cash sweep vehicle for other MFS funds, and that shares of the Fund would not be distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS did not propose to charge a separate advisory fee to the Fund under the investment advisory agreement or to charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS would receive advisory and other fees from the MFS funds that invest their cash balances in the Fund.

In connection with their initial review meeting, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. regarding the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group") and (ii) descriptions of various functions to be performed by MFS for the Fund, such as compliance monitoring and trading, back office, transfer agent, portfolio composition and monitoring, and administrative functions. In addition, in connection with the independent Trustees' meetings in May, June and July, 2006 (together with the initial review meeting, the "contract review meetings") for the purpose of considering whether to approve the continuation of the investment advisory agreement for the other investment companies that the Board oversees (the "MFS Funds"), the independent Trustees received: (i) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the MFS Funds as a whole, (ii) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, and (iii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel that will provide investment advisory, administrative and other services to the Fund and that do so for other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the initial approval of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not begun investment operations at the time of the initial review meeting, the Fund had no investment performance for the Trustees to review.

Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund's growth of assets, whether fee levels reflect economies of scale for the Fund's shareholders or advisory fees paid by the Fund with fees paid by similar funds to other investment advisers or by other similar clients of MFS. In assessing the reasonableness of the Fund's expenses, the Trustees considered, among other information, the estimated total expense ratio of the Fund's shares as a percentage of average daily net assets, noting that the Fund's total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory, administrative, transfer agency or distribution expenses.

The Trustees did not consider MFS' costs and profits with respect to the Fund because the Fund has no operating history. The Trustees considered information prepared by MFS relating to MFS' costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the agreement.

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to each series of the Registrant (collectively, the "Portfolios"). The tables below set forth the audit fees billed to the Portfolios as well as fees for non-audit services provided to the Portfolios and/or to the Portfolios' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Portfolios ("MFS Related Entities").

For the fiscal year ended August 31, 2007+, audit fees billed to the Portfolios by Deloitte were as follows:

                                                                   Audit Fees
      FEES BILLED BY DELOITTE:                                         2007
                                                                       ----
           MFS Institutional Money Market Portfolio+                  21,000
           MFS Institutional Municipal
           Money Market Portfolio++                                        0
                                                                      ------
           TOTAL                                                      21,000

For the fiscal year ended August 31, 2007+, fees billed by Deloitte for audit-related, tax and other services provided to the Portfolios and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                   Audit-Related Fees(1)            Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:                  2007                       2007                            2007
                                            ----                       ----                            ----
       To MFS Institutional
       Money Market Portfolio+                   0                    3,740                                 0
       To MFS Institutional
       Municipal Money Market
       Portfolio++                               0                        0                                 0
                                           -------                    -----                           -------
  TOTAL FEES BILLED BY DELOITTE
       TO ABOVE PORTFOLIOS                                            3,740

       To MFS and MFS Related
       Entities of MFS
       Institutional Money
       Market Portfolio+*                  905,470                         0                          543,753
       To MFS and MFS Related
       Entities of MFS Municipal
       Institutional Money
       Market Portfolio++*                 905,470                         0                          543,753

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2007

       To MFS Institutional Money
       Market Portfolio, MFS and
       MFS Related Entities+#            1,600,541
       To MFS Institutional
       Municipal Money Market
       Portfolio, MFS and MFS
       Related Entities++#               1,596,801

  + Fees for the fiscal year ended August 31, 2006 are not included because the MFS Institutional Money
    Market Portfolio did not commence investment operations until March 19, 2007.
 ++ The MFS Institutional Municipal Money Portfolio never commenced investment operations and terminated on
    August 30, 2007.
  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Portfolios (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the
    Portfolios and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, review of internal controls and review of Rule 38a-1 compliance program.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Portfolios and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIV
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------

* Print name and title of each signing officer under his or her signature.